Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Non Executive Directors [member]
Statement [LineItems]
Summary of Remuneration to Related Parties
The following table summarises the remuneration for NEDs for the years ended 31 December 2019 and 2018:

		Board fees
	Directors Fees US$‘000	Committee Fees US$‘000	Total US$‘000
C Carolus	215.8	—	215.8
R Menell	140.5	—	140.5
Y Suleman	70.8	65.7	138.5
P Bacchus	79.3	72.9	152.2
S Reid 3	79.3	62.9	142.2
T Goodlace	70.8	35.8	106.6
A Andani 4	79.3	46.0	125.3
C Letton	79.3	51.6	130.9
P Mahanyele-Dabengwa 2	70.8	30.0	100.8

Total - 2019	885.9	364.9	1,250.8

C Carolus	231.3	—	231.3
R Menell	150.5	—	150.5
D Ncube 1	30.7	21.3	52.0
Y Suleman	75.9	72.4	148.3
P Bacchus	80.6	61.1	141.7
S Reid	80.6	55.4	136.0
T Goodlace	75.9	38.4	114.3
A Andani	80.6	40.2	120.8
C Letton	80.6	49.8	130.4
P Mahanyele-Dabengwa 2	25.9	2.7	28.6

Total - 2018	912.6	341.3	1,253.9

1	Retired from the Board at end May 2018
2	Appointed to the Board in September 2018.
3
Steven Reid is a director of Gold Fields Netherlands Services BV and Gold Fields Orogen Holdings (BVI) Limited. He received US$14,351 (2018: US$nil) from 1 August 2019 for duties performed on behalf of these entities.

4	Alhassan Andani is a director of GF Ghana Limited and Abosso Goldfields Limited. He received US$70,021 (2018: US$141,605) for duties performed on behalf of these entities.

Key management personnel of entity or parent [member]
Statement [LineItems]
Summary of Remuneration to Related Parties
The following table summarises the remuneration for executive directors and prescribed officers for the years ended 31 December 2019 and 2018: (Details of the remuneration are further described in the Remuneration Report)

	Salary 1 US$‘000	Pension fund contribution US$‘000	Cash incentive 2 US$‘000	Other 3 US$‘000	Share-based payment expense 4 US$‘000	LTIP expense 4 US$‘000	Total US$‘000
Executive directors
N Holland	1,226.8	24.2	913.4	0.1	1,936.5	—	4,101.0
P Schmidt	608.3				1,331.7	—	2,487.4

	1,835.1				3,268.2	—	6,588.4

Prescribed officers
L Rivera 5	553.5	58.5	142.6	241.8	780.9	—	1,777.3
A Baku 6	839.7	193.1	533.3	103.8	1,573.1	—	3,243.0
R Butcher	363.4	36.3	218.0	—	501.1	—	1,118.8
N Chohan	352.8	24.2	242.0	1.6	649.7	—	1,270.3
B Mattison 7	441.4	24.2	298.6	—	969.8	—	1,734.0
T Harmse	354.3	25.1	243.5	5.4	680.5	—	1,308.8
A Nagaser	234.2	24.6	160.1	1.9	405.2	—	826.0
S Mathews 8	472.1	54.5	311.6	7.3	697.0	—	1,542.5
M Preece	514.3	25.1	271.8	—	362.7	—	1,173.9
R Bardien 9	285.0	24.2	116.9	—	268.4	—	694.5

	4,410.7	489.8	2,538.4	361.8	6,888.4	—	14,689.1

Total - 2019	6,245.8	560.1	3,951.2	363.8	10,156.6	—	21,277.5

Executive directors
N Holland	1,251.6	26.5	661.5	—	1,654.8	25.5	3,619.9
P Schmidt	626.6	48.2	306.2	2.1	876.2	25.3	1,884.5

	1,878.2	74.7	967.7	2.1	2,531.0	50.8	5,504.4

Prescribed officers
L Rivera 5	668.8	72.8	132.9	386.8	202.6	—	1,463.9
A Baku 6	808.0	185.8	634.8	68.0	990.4	25.5	2,712.5
R Butcher	384.5	37.3	192.4	—	238.5	—	852.7
N Chohan	367.2	26.5	213.9	1.8	341.1	6.9	957.5
B Mattison 7	453.6	26.5	271.9	2.5	545.1	16.4	1,316.0
T Harmse	369.7	26.5	215.3	7.8	433.5	13.9	1,066.6
A Nagaser	243.3	27.0	131.1	0.4	185.8	5.0	592.7
S Mathews 8	438.2	29.5	289.4	4.9	399.2	10.9	1,172.2
M Preece	541.7	26.5	168.8	0.4	113.0	—	850.4
R Bardien 9	274.3	24.3	150.5	106.1	—	—	555.2

	4,549.3	482.6	2,401.0	578.7	3,449.2	78.6	11,539.6

Total - 2018	6,427.5	557.3	3,368.7	580.8	5,980.2	129.4	17,044.0

1	The total US$ amounts paid for 2019, and included in salary were as follows : NJ Holland US$0 (2018: US$406,700), P Schmidt US$0 (2018: US$124,150) and B Mattison US$0 (2017: US$88,217).
2	The annual bonuses for the year ended 31 December 2018 and 31 December 2019 were paid in February 2019 and February 2020, respectively.
3	Other payments include special bonuses and incidental payments unless otherwise stated.
4	The share-based payment and LTIP expenses are calculated in terms of IFRS and are not the cash amounts paid. For details of the cash amounts paid, refer the remuneration report.
5	Other payments for 2018 relate to cash in lieu of 2016 share award paybale upon vesting in March 2019.
6	Other payments for 2018 relate to a profit share bonus payment.
7	Other payments for 2018 relate to a service award.
8	Other payments for 2018 relate to a bonus payment in lieu of most improved operation bonus scheme.
9	Appointed on 1 February 2018. Other payments for 2018 relate to a sign-on-bonus.